UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park Calle 1 Lote 10

Guaynabo, PR 00969

(Address of principal executive offices)(Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park Calle 1 Lote 10

Guaynabo, PR 00969

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Annual Report

December 31, 2025

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7095; or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2025, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

Fortune V Separate Account	1	Annual Report 2025

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the

Fortune V Separate Account Funds:

We are pleased to present the most recent annual report for the Fortune V Separate Account. For your benefit, you can print this report and any supplementary documents thereof.

Should you prefer a hard copy, we will send it to you at no cost by calling us at 787-706-7095 or writing to us at:

Universal Life Insurance Company

Annuities Department

PO Box 2145

San Juan, PR 00922-2145

Fortune V Separate Account	2	Annual Report 2025

Disclosure of Expenses (Unaudited)

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July 1, 2025, and held for the entire six-month period until December 31, 2025.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses (A)
Subaccount	Beginning Account Value July 1, 2025	Ending Account Value December 31, 2025	Expenses Paid During Period (B)	Ending Account Value December 31, 2025	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Universal VIA Conservative Allocation	$1,000.00	$1,043.70	$11.33	$1,014.12	$11.17	2.20%
Universal VIA Moderate Allocation	1,000.00	1,051.00	10.60	1,014.87	10.41	2.05
Universal VIA Moderate Growth Allocation	1,000.00	1,061.10	11.38	1,014.17	11.12	2.19
Universal VIA Growth Allocation	1,000.00	1,072.30	11.75	1,013.86	11.42	2.25
Universal VIA International Mod Growth Alloc	1,000.00	1,056.30	13.27	1,012.30	12.98	2.56
Universal Money Market	1,000.00	1,014.50	13.10	1,012.20	13.09	2.58

(A)	5% return per year before expenses.
(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).
(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.
(D)	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months which may differ from the net expense ratio displayed in the Financial Highlights that covers a twelve-month period.

Fortune V Separate Account	3	Annual Report 2025

Schedules of Investment Composition (Unaudited)

At December 31, 2025

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	31.91%
Fixed Income Funds	68.22
Net Other Assets (Liabilities)	(0.13)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	47.36%
Fixed Income Funds	52.74
Net Other Assets (Liabilities)	(0.10)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	74.02%
Fixed Income Funds	26.10
Net Other Assets (Liabilities)	(0.12)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.12%
Net Other Assets (Liabilities)	(0.12)
Total	100.00%

Fortune V Separate Account – Universal VIA International Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	99.28%
Net Other Assets (Liabilities)	0.72
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Money Market Fund	98.06%
Net Other Assets (Liabilities)	1.94
Total	100.00%

Fortune V Separate Account	4	Annual Report 2025

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.13%
Equity Funds: 31.91%
Transamerica Capital Growth I2	131,315	$1,797,697
Transamerica Emerging Markets Opps I2	111,541	1,204,639
Transamerica Energy Infrastructure I2	21,368	186,970
Transamerica Global Alloc Liquid Trust	50	63
Transamerica International Equity I2	25,600	638,725
Transamerica International Focus I2	178,615	1,221,729
Transamerica International Sm Cp Val I2	18,011	316,806
Transamerica International Stock I2	46,296	692,581
Transamerica Large Cap Value I2	154,346	2,656,296
Transamerica Mid Cap Growth I2	16,407	144,712
Transamerica Mid Cap Value Opps I2	10,679	106,046
Transamerica Small Cap Growth I2	48,047	255,128
Transamerica Small Cap Value I2	66,726	342,971
Transamerica Sustainable Equity Inc I2	193,152	1,676,558
Transamerica US Growth I2	83,307	2,850,773
		14,091,694
Fixed Income Funds: 68.22%
Transamerica Bond I2	1,509,709	12,319,224
Transamerica Emerging Markets Debt I2	162,386	1,575,141
Transamerica Inflation Opps I2	135,531	1,332,266
Transamerica Intermediate Bond I2	1,469,181	12,752,488
Transamerica Short-Term Bond I2	216,684	2,149,502
		30,128,621
Total Investments - Unaffiliated (Cost: $41,235,030)		44,220,315

Total Investments (Cost: $41,235,030)		$44,220,315
Net Other Assets (Liabilities): (0.13)%		(55,873)
Net Assets: 100%		$44,164,442

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$44,220,315	$-	$-	$44,220,315
Total Investments	$44,220,315	$-	$-	$44,220,315

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	5	Annual Report 2025

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.10%
Equity Funds: 47.36%
Transamerica Capital Growth I2	845,807	$11,579,099
Transamerica Emerging Markets Opps I2	684,538	7,393,013
Transamerica Energy Infrastructure I2	132,174	1,156,520
Transamerica Global Alloc Liquid Trust	148	187
Transamerica International Equity I2	156,916	3,915,043
Transamerica International Focus I2	1,092,133	7,470,189
Transamerica International Sm Cp Val I2	109,765	1,930,760
Transamerica International Stock I2	283,399	4,239,648
Transamerica Large Cap Value I2	945,530	16,272,577
Transamerica Mid Cap Growth I2	99,981	881,831
Transamerica Mid Cap Value Opps I2	65,485	650,270
Transamerica Small Cap Growth I2	297,232	1,578,303
Transamerica Small Cap Value I2	405,646	2,085,020
Transamerica Sustainable Equity Inc I2	1,188,859	10,319,299
Transamerica US Growth I2	513,209	17,562,021
		87,033,780
Fixed Income Funds: 52.74%
Transamerica Bond I2	4,893,729	39,932,827
Transamerica Emerging Markets Debt I2	527,818	5,119,832
Transamerica Inflation Opps I2	439,365	4,318,957
Transamerica Intermediate Bond I2	4,763,327	41,345,680
Transamerica Short-Term Bond I2	624,669	6,196,714
		96,914,010
Total Investments - Unaffiliated (Cost: $165,826,319)		183,947,790

Total Investments (Cost: $165,826,319)		$183,947,790
Net Other Assets (Liabilities): (0.10)%		(188,989)
Net Assets: 100%		$183,758,801

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$183,947,790	$-	$-	$183,947,790
Total Investments	$183,947,790	$-	$-	$183,947,790

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	6	Annual Report 2025

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.12%
Equity Funds: 74.02%
Transamerica Capital Growth I2	337,995	$4,627,145
Transamerica Emerging Markets Opps I2	291,909	3,152,615
Transamerica Energy Infrastructure I2	56,370	493,234
Transamerica Global Alloc Liquid Trust	50	64
Transamerica International Equity I2	66,565	1,660,808
Transamerica International Focus I2	465,857	3,186,465
Transamerica International Sm Cp Val I2	46,876	824,546
Transamerica International Stock I2	120,477	1,802,329
Transamerica Large Cap Value I2	404,840	6,967,301
Transamerica Mid Cap Growth I2	43,042	379,627
Transamerica Mid Cap Value Opps I2	27,114	269,243
Transamerica Small Cap Growth I2	126,589	672,189
Transamerica Small Cap Value I2	173,668	892,651
Transamerica Sustainable Equity Inc I2	510,855	4,434,223
Transamerica US Growth I2	219,741	7,519,541
		36,881,981
Fixed Income Funds: 26.10%
Transamerica Bond I2	591,776	4,828,896
Transamerica Emerging Markets Debt I2	70,322	682,124
Transamerica High Yield Bond I2	59,861	496,250
Transamerica Inflation Opps I2	58,537	575,419
Transamerica Intermediate Bond I2	632,681	5,491,671
Transamerica Short-Term Bond I2	93,666	929,162
		13,003,522
Total Investments - Unaffiliated (Cost: $42,509,751)		49,885,503

Total Investments (Cost: $42,509,751)		$49,885,503
Net Other Assets (Liabilities): (0.12)%		(61,528)
Net Assets: 100%		$49,823,975

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$49,885,503	$-	$-	$49,885,503
Total Investments	$49,885,503	$-	$-	$49,885,503

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	7	Annual Report 2025

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.12%
Equity Funds: 100.12%
Transamerica Capital Growth I2	364,676	$4,992,409
Transamerica Emerging Markets Opps I2	316,900	3,422,522
Transamerica Energy Infrastructure I2	60,883	532,730
Transamerica Global Alloc Liquid Trust	25	32
Transamerica International Equity I2	72,548	1,810,080
Transamerica International Focus I2	509,308	3,483,666
Transamerica International Sm Cp Val I2	50,891	895,172
Transamerica International Stock I2	130,926	1,958,660
Transamerica Large Cap Value I2	439,411	7,562,267
Transamerica Mid Cap Growth I2	46,458	409,756
Transamerica Mid Cap Value Opps I2	30,330	301,181
Transamerica Small Cap Growth I2	139,397	740,200
Transamerica Small Cap Value I2	191,963	986,691
Transamerica Sustainable Equity Inc I2	555,855	4,824,825
Transamerica US Growth I2	238,177	8,150,426
		40,070,617

Total Investments (Cost: $32,680,896)		$40,070,617
Net Other Assets (Liabilities): (0.12)%		(49,987)
Net Assets: 100%		$40,020,630

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$40,070,617	$-	$-	$40,070,617
Total Investments	$40,070,617	$-	$-	$40,070,617

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	8	Annual Report 2025

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 99.28%
Equity Funds: 99.28%
Transamerica Emerging Markets Opps I2	149,407	$1,613,594
Transamerica Global Alloc Liquid Trust	8	10
Transamerica International Equity I2	29,773	742,825
Transamerica International Focus I2	167,325	1,144,502
Transamerica International Sm Cp Val I2	44,946	790,607
Transamerica International Stock I2	53,499	800,338
		5,091,876

Total Investments (Cost: $4,348,494)		$5,091,876
Net Other Assets (Liabilities): 0.72%		37,114
Net Assets: 100%		$5,128,990

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$5,091,876	$-	$-	$5,091,876
Total Investments	$5,091,876	$-	$-	$5,091,876

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	9	Annual Report 2025

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At December 31, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 98.06%
Money Market Fund: 98.06%
Transamerica Government Money Market I2, 3.37% [1]	2,026,184	$2,026,184
		2,026,184

Total Investments (Cost: $2,026,184)		$2,026,184
Net Other Assets (Liabilities): 1.94%		40,145
Net Assets: 100%		$2,066,329

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$2,026,184	$-	$-	$2,026,184
Total Investments	$2,026,184	$-	$-	$2,026,184

[1]	The rate is the subsidized 7 day yield.

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	10	Annual Report 2025

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2025

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Assets:
Investments, at value	$44,220,315	$183,947,790	$49,885,503	$40,070,617	$5,091,876	$2,026,184
Receivables and other assets:
Dividend income	104,719	335,880	46,495	-	-	6,488
Receivable for investments sold	46,022	191,549	51,898	41,701	5,288	2,159
Other receivables	-	-	-	-	52,779	49,539
Total assets	44,371,056	184,475,219	49,983,896	40,112,318	5,149,943	2,084,370

Liabilities:
Payables and other liabilities:
Payable for investments purchased	104,719	335,880	46,497	-	-	6,485
Units redeemed	46,022	191,549	51,899	41,701	5,288	2,160
Accrued expenses	55,873	188,989	61,525	49,987	15,665	9,396
Total liabilities	206,614	716,418	159,921	91,688	20,953	18,041
Net assets	$44,164,442	$183,758,801	$49,823,975	$40,020,630	$5,128,990	$2,066,329

Investments, at cost	$41,235,030	$165,826,319	$42,509,751	$32,680,896	$4,348,494	$2,026,184

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	11	Annual Report 2025

STATEMENTS OF OPERATIONS

For the year ended December 31, 2025

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Investment income:
Dividend income	$1,548,079	$5,421,046	$1,025,687	$406,780	$125,379	$90,088

Expenses:
Mortality expense	740,235	2,880,241	778,160	593,064	78,365	45,027
Advisory fees	161,069	669,952	177,323	131,594	17,471	8,083
Management fees	52,525	218,884	57,762	42,087	5,588	-
Custodian fees	79,106	79,307	81,270	73,192	61,572	46,434
Waivers/Reimbursements
Waiver/reimbursement	-	-	-	-	(35,374)	(31,994)
Net investment income (loss):	515,144	1,572,662	(68,828)	(433,157)	(2,243)	22,538

Net realized gain (loss) on:
Unaffiliated Investments	1,949,760	7,908,992	2,315,739	1,462,092	159,949	-

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	839,926	8,601,610	4,314,632	4,881,377	911,619	-
Net realized and unrealized gain (loss)	2,789,686	16,510,602	6,630,371	6,343,469	1,071,568	-
Net increase (decrease) in net assets resulting from operations	$3,304,830	$18,083,264	$6,561,543	$5,910,312	$1,069,325	$22,538

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	12	Annual Report 2025

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2025 and 2024

	Universal VIA Conservative Allocation		Universal VIA Moderate Allocation		Universal VIA Moderate Growth Allocation
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$515,144	$525,461	$1,572,662	$1,473,504	$(68,828)	$(72,009)
Net realized gain (loss)	1,949,760	1,124,953	7,908,992	4,992,418	2,315,739	1,821,854
Net change in unrealized appreciation (depreciation)	839,926	1,225,533	8,601,610	9,942,961	4,314,632	3,996,341
Net increase (decrease) in net assets resulting from operations	3,304,830	2,875,947	18,083,264	16,408,883	6,561,543	5,746,186

Unit transactions:
Units sold	305,045	1,223,559	1,835,908	1,832,339	829,431	1,830,007
Units redeemed	(6,995,737)	(11,282,501)	(33,569,674)	(38,461,010)	(8,766,276)	(11,070,591)
Net increase (decrease) in net assets resulting from unit transactions	(6,690,692)	(10,058,942)	(31,733,766)	(36,628,671)	(7,936,845)	(9,240,584)

Net (decrease) in net assets	(3,385,862)	(7,182,995)	(13,650,502)	(20,219,788)	(1,375,302)	(3,494,398)

Net assets:
Beginning of year	47,550,304	54,733,299	197,409,303	217,629,091	51,199,277	54,693,675
End of year	$44,164,442	$47,550,304	$183,758,801	$197,409,303	$49,823,975	$51,199,277

Unit transactions - shares:
Units sold	15,596	68,550	81,420	90,674	31,997	78,190
Units redeemed	(392,450)	(664,495)	(1,614,262)	(2,038,407)	(354,590)	(497,026)
Net increase (decrease)	(376,854)	(595,945)	(1,532,842)	(1,947,733)	(322,593)	(418,836)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	13	Annual Report 2025

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2025 and 2024

	Universal VIA Growth Allocation		Universal VIA International Mod Growth Alloc		Universal Money Market
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
From operations:
Net investment income (loss)	$(433,157)	$(443,887)	$(2,243)	$(85,255)	$22,538	$36,677
Net realized gain (loss)	1,462,092	2,255,489	159,949	260,901	-	(2)
Net change in unrealized appreciation (depreciation)	4,881,377	3,355,030	911,619	(115,244)	-	-
Net increase (decrease) in net assets resulting from operations	5,910,312	5,166,632	1,069,325	60,402	22,538	36,675

Unit transactions:
Units sold	1,158,149	911,688	148,892	301,807	1,343,474	2,317,963
Units redeemed	(2,401,264)	(10,146,392)	(638,994)	(974,499)	(1,673,762)	(2,807,888)
Net increase (decrease) in net assets resulting from unit transactions	(1,243,115)	(9,234,704)	(490,102)	(672,692)	(330,288)	(489,925)

Net increase (decrease) in net assets	4,667,197	(4,068,072)	579,223	(612,290)	(307,750)	(453,250)

Net assets:
Beginning of year	35,353,433	39,421,505	4,549,767	5,162,057	2,374,079	2,827,329
End of year	$40,020,630	$35,353,433	$5,128,990	$4,549,767	$2,066,329	$2,374,079

Unit transactions - shares:
Units sold	39,347	35,739	8,384	18,708	134,991	238,093
Units redeemed	(98,690)	(422,943)	(39,168)	(64,440)	(172,323)	(292,677)
Net increase (decrease)	(59,343)	(387,204)	(30,784)	(45,732)	(37,332)	(54,584)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	14	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$14.37	$13.47	$12.62	$14.77	$14.55
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(0.88)	(1.12)	(0.75)	(2.94)	(0.22)
Net increase (decrease) in accumulation unit value	1.11	0.90	0.85	(2.15)	0.22
Accumulation unit value at end of year	$15.48	$14.37	$13.47	$12.62	$14.77
Total return	7.72%	6.68%	6.74%	(14.56)%	1.51%
Net assets, end of year (000’s)	$25,634	$26,993	$33,663	$37,114	$48,999
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$13.81	$12.98	$12.18	$14.28	$14.10
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(0.95)	(1.19)	(0.80)	(2.89)	(0.26)
Net increase (decrease) in accumulation unit value	1.04	0.83	0.80	(2.10)	0.18
Accumulation unit value at end of year	$14.85	$13.81	$12.98	$12.18	$14.28
Total return	7.53%	6.39%	6.57%	(14.71)%	1.28%
Net assets, end of year (000’s)	$814	$1,693	$1,663	$1,923	$2,886
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	15	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$14.10	$13.26	$12.45	$14.60	$14.42
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(0.94)	(1.18)	(0.79)	(2.94)	(0.26)
Net increase (decrease) in accumulation unit value	1.05	0.84	0.81	(2.15)	0.18
Accumulation unit value at end of year	$15.15	$14.10	$13.26	$12.45	$14.60
Total return	7.45%	6.33%	6.51%	(14.73)%	1.25%
Net assets, end of year (000’s)	$3,068	$3,506	$3,665	$4,578	$6,095
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$13.15	$12.39	$11.65	$13.70	$13.56
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.04)	(1.26)	(0.86)	(2.84)	(0.30)
Net increase (decrease) in accumulation unit value	0.95	0.76	0.74	(2.05)	0.14
Accumulation unit value at end of year	$14.10	$13.15	$12.39	$11.65	$13.70
Total return	7.22%	6.13%	6.35%	(14.96)%	1.03%
Net assets, end of year (000’s)	$417	$418	$454	$666	$839
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	16	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$12.89	$12.16	$11.45	$13.47	$13.35
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.07)	(1.29)	(0.89)	(2.81)	(0.32)
Net increase (decrease) in accumulation unit value	0.92	0.73	0.71	(2.02)	0.12
Accumulation unit value at end of year	$13.81	$12.89	$12.16	$11.45	$13.47
Total return	7.14%	6.00%	6.20%	(15.00)%	0.90%
Net assets, end of year (000’s)	$1,526	$1,540	$1,404	$1,577	$2,353
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$12.39	$11.71	$11.05	$13.03	$12.93
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.13)	(1.34)	(0.94)	(2.77)	(0.34)
Net increase (decrease) in accumulation unit value	0.86	0.68	0.66	(1.98)	0.10
Accumulation unit value at end of year	$13.25	$12.39	$11.71	$11.05	$13.03
Total return	6.94%	5.81%	5.97%	(15.20)%	0.77%
Net assets, end of year (000’s)	$1,055	$994	$947	$901	$1,132
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	17	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$14.09	$13.22	$12.40	$14.52	$14.32
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(0.92)	(1.15)	(0.78)	(2.91)	(0.24)
Net increase (decrease) in accumulation unit value	1.07	0.87	0.82	(2.12)	0.20
Accumulation unit value at end of year	$15.16	$14.09	$13.22	$12.40	$14.52
Total return	7.59%	6.58%	6.61%	(14.60)%	1.40%
Net assets, end of year (000’s)	$2,603	$2,607	$2,700	$3,760	$4,866
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$13.54	$12.74	$11.97	$14.05	$13.88
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(0.98)	(1.22)	(0.83)	(2.87)	(0.27)
Net increase (decrease) in accumulation unit value	1.01	0.80	0.77	(2.08)	0.17
Accumulation unit value at end of year	$14.55	$13.54	$12.74	$11.97	$14.05
Total return	7.46%	6.28%	6.43%	(14.80)%	1.22%
Net assets, end of year (000’s)	$498	$520	$569	$655	$874
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	18	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$13.41	$12.62	$11.86	$13.93	$13.77
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.00)	(1.23)	(0.84)	(2.86)	(0.28)
Net increase (decrease) in accumulation unit value	0.99	0.79	0.76	(2.07)	0.16
Accumulation unit value at end of year	$14.40	$13.41	$12.62	$11.86	$13.93
Total return	7.38%	6.26%	6.41%	(14.86)%	1.16%
Net assets, end of year (000’s)	$7,291	$7,821	$8,124	$8,888	$12,254
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$12.89	$12.16	$11.45	$13.47	$13.35
Net Investment Income [A]	1.99	2.02	1.60	0.79	0.44
Net realized and unrealized (losses) on securities	(1.07)	(1.29)	(0.89)	(2.81)	(0.32)
Net increase (decrease) in accumulation unit value	0.92	0.73	0.71	(2.02)	0.12
Accumulation unit value at end of year	$13.81	$12.89	$12.16	$11.45	$13.47
Total return	7.14%	6.00%	6.20%	(15.00)%	0.90%
Net assets, end of year (000’s)	$1,254	$1,457	$1,543	$1,740	$2,196
Expenses to average net assets [B]	2.24%	2.18%	2.28%	1.97%	2.04%
Net investment income to average net assets	1.06%	1.03%	1.13%	0.54%	2.71%
Portfolio turnover rate	0.66%	2.40%	1.78%	1.91%	2.07%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	19	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$16.18	$14.84	$13.79	$16.46	$15.87
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	0.05	0.06	0.01	(3.07)	0.37
Net increase (decrease) in accumulation unit value	1.62	1.34	1.05	(2.67)	0.59
Accumulation unit value at end of year	$17.80	$16.18	$14.84	$13.79	$16.46
Total return	10.01%	9.03%	7.61%	(16.22)%	3.72%
Net assets, end of year (000’s)	$110,455	$117,934	$132,694	$137,842	$178,311
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$15.56	$14.30	$13.31	$15.92	$15.38
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.05)	(0.02)	(0.05)	(3.01)	0.32
Net increase (decrease) in accumulation unit value	1.52	1.26	0.99	(2.61)	0.54
Accumulation unit value at end of year	$17.08	$15.56	$14.30	$13.31	$15.92
Total return	9.77%	8.81%	7.44%	(16.39)%	3.51%
Net assets, end of year (000’s)	$11,021	$13,777	$16,059	$17,623	$21,942
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	20	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$15.88	$14.60	$13.60	$16.28	$15.73
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.02)	(0.00)	(0.04)	(3.08)	0.33
Net increase (decrease) in accumulation unit value	1.55	1.28	1.00	(2.68)	0.55
Accumulation unit value at end of year	$17.43	$15.88	$14.60	$13.60	$16.28
Total return	9.76%	8.77%	7.35%	(16.46)%	3.50%
Net assets, end of year (000’s)	$13,034	$13,730	$13,774	$15,167	$19,776
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$15.33	$14.12	$13.17	$15.80	$15.30
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.12)	(0.07)	(0.09)	(3.03)	0.28
Net increase (decrease) in accumulation unit value	1.45	1.21	0.95	(2.63)	0.50
Accumulation unit value at end of year	$16.78	$15.33	$14.12	$13.17	$15.80
Total return	9.46%	8.57%	7.21%	(16.65)%	3.27%
Net assets, end of year (000’s)	$2,048	$2,040	$2,192	$3,171	$4,673
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	21	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$14.52	$13.39	$12.51	$15.02	$14.56
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.20)	(0.15)	(0.16)	(2.91)	0.24
Net increase (decrease) in accumulation unit value	1.37	1.13	0.88	(2.51)	0.46
Accumulation unit value at end of year	$15.89	$14.52	$13.39	$12.51	$15.02
Total return	9.44%	8.44%	7.03%	(16.71)%	3.16%
Net assets, end of year (000’s)	$4,045	$3,823	$3,872	$6,309	$5,238
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$13.96	$12.90	$12.07	$14.53	$14.11
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.29)	(0.22)	(0.21)	(2.86)	0.20
Net increase (decrease) in accumulation unit value	1.28	1.06	0.83	(2.46)	0.42
Accumulation unit value at end of year	$15.24	$13.96	$12.90	$12.07	$14.53
Total return	9.17%	8.22%	6.88%	(16.93)%	2.98%
Net assets, end of year (000’s)	$663	$701	$649	$703	$835
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	22	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$15.87	$14.57	$13.54	$16.19	$15.62
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.00)	0.02	(0.01)	(3.05)	0.35
Net increase (decrease) in accumulation unit value	1.57	1.30	1.03	(2.65)	0.57
Accumulation unit value at end of year	$17.44	$15.87	$14.57	$13.54	$16.19
Total return	9.89%	8.92%	7.61%	(16.37)%	3.65%
Net assets, end of year (000’s)	$11,594	$11,602	$12,134	$12,833	$16,941
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$15.25	$14.03	$13.07	$15.66	$15.14
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.09)	(0.06)	(0.08)	(2.99)	0.30
Net increase (decrease) in accumulation unit value	1.48	1.22	0.96	(2.59)	0.52
Accumulation unit value at end of year	$16.73	$15.25	$14.03	$13.07	$15.66
Total return	9.70%	8.70%	7.35%	(16.54)%	3.43%
Net assets, end of year (000’s)	$1,991	$1,914	$2,056	$2,540	$3,210
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	23	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$15.10	$13.90	$12.96	$15.53	$15.02
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.11)	(0.08)	(0.10)	(2.97)	0.29
Net increase (decrease) in accumulation unit value	1.46	1.20	0.94	(2.57)	0.51
Accumulation unit value at end of year	$16.56	$15.10	$13.90	$12.96	$15.53
Total return	9.67%	8.63%	7.25%	(16.55)%	3.40%
Net assets, end of year (000’s)	$23,577	$26,258	$28,637	$34,487	$47,475
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$14.52	$13.39	$12.51	$15.02	$14.56
Net Investment Income [A]	1.57	1.28	1.04	0.40	0.22
Net realized and unrealized gains (losses) on securities	(0.20)	(0.15)	(0.16)	(2.91)	0.24
Net increase (decrease) in accumulation unit value	1.37	1.13	0.88	(2.51)	0.46
Accumulation unit value at end of year	$15.89	$14.52	$13.39	$12.51	$15.02
Total return	9.44%	8.44%	7.03%	(16.71)%	3.16%
Net assets, end of year (000’s)	$5,313	$5,630	$5,562	$5,662	$7,655
Expenses to average net assets [B]	2.00%	1.99%	1.95%	1.96%	1.99%
Net investment income to average net assets	0.75%	0.71%	1.24%	0.39%	4.42%
Portfolio turnover rate	0.96%	0.88%	0.95%	2.88%	1.95%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	24	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$21.12	$18.14	$15.99	$20.51	$18.19
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.85	2.70	2.16	(4.36)	2.49
Net increase (decrease) in accumulation unit value	3.61	2.98	2.15	(4.52)	2.32
Accumulation unit value at end of year	$24.73	$21.12	$18.14	$15.99	$20.51
Total return	17.09%	16.43%	13.45%	(22.04)%	12.75%
Net assets, end of year (000’s)	$19,475	$17,095	$16,157	$13,775	$16,608
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$20.30	$17.47	$15.44	$19.84	$17.63
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.66	2.55	2.04	(4.24)	2.38
Net increase (decrease) in accumulation unit value	3.42	2.83	2.03	(4.40)	2.21
Accumulation unit value at end of year	$23.72	$20.30	$17.47	$15.44	$19.84
Total return	16.85%	16.20%	13.15%	(22.18)%	12.54%
Net assets, end of year (000’s)	$1,125	$942	$1,067	$1,192	$1,659
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	25	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$20.72	$17.85	$15.77	$20.28	$18.04
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.73	2.59	2.09	(4.35)	2.41
Net increase (decrease) in accumulation unit value	3.49	2.87	2.08	(4.51)	2.24
Accumulation unit value at end of year	$24.21	$20.72	$17.85	$15.77	$20.28
Total return	16.84%	16.08%	13.19%	(22.24)%	12.42%
Net assets, end of year (000’s)	$2,857	$2,536	$2,976	$3,168	$4,306
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$20.00	$17.25	$15.28	$19.69	$17.54
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.55	2.47	1.98	(4.25)	2.32
Net increase (decrease) in accumulation unit value	3.31	2.75	1.97	(4.41)	2.15
Accumulation unit value at end of year	$23.31	$20.00	$17.25	$15.28	$19.69
Total return	16.55%	15.94%	12.89%	(22.40)%	12.26%
Net assets, end of year (000’s)	$1,682	$1,462	$1,409	$1,309	$1,773
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	26	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$18.95	$16.36	$14.51	$18.71	$16.69
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.36	2.31	1.86	(4.04)	2.19
Net increase (decrease) in accumulation unit value	3.12	2.59	1.85	(4.20)	2.02
Accumulation unit value at end of year	$22.07	$18.95	$16.36	$14.51	$18.71
Total return	16.46%	15.83%	12.75%	(22.45)%	12.10%
Net assets, end of year (000’s)	$1,118	$1,176	$6,560	$4,615	$5,858
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$18.21	$15.76	$14.00	$18.10	$16.17
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.20	2.17	1.77	(3.94)	2.10
Net increase (decrease) in accumulation unit value	2.96	2.45	1.76	(4.10)	1.93
Accumulation unit value at end of year	$21.17	$18.21	$15.76	$14.00	$18.10
Total return	16.25%	15.55%	12.57%	(22.65)%	11.94%
Net assets, end of year (000’s)	$16	$14	$22	$38	$49
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	27	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$20.70	$17.80	$15.71	$20.17	$17.91
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.76	2.62	2.10	(4.30)	2.43
Net increase (decrease) in accumulation unit value	3.52	2.90	2.09	(4.46)	2.26
Accumulation unit value at end of year	$24.22	$20.70	$17.80	$15.71	$20.17
Total return	17.00%	16.29%	13.30%	(22.11)%	12.62%
Net assets, end of year (000’s)	$362	$371	$675	$571	$751
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$19.90	$17.15	$15.16	$19.51	$17.36
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.58	2.47	2.00	(4.19)	2.32
Net increase (decrease) in accumulation unit value	3.34	2.75	1.99	(4.35)	2.15
Accumulation unit value at end of year	$23.24	$19.90	$17.15	$15.16	$19.51
Total return	16.78%	16.03%	13.13%	(22.30)%	12.38%
Net assets, end of year (000’s)	$77	$75	$65	$58	$74
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	28	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$19.71	$16.99	$15.03	$19.35	$17.22
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.53	2.44	1.97	(4.16)	2.30
Net increase (decrease) in accumulation unit value	3.29	2.72	1.96	(4.32)	2.13
Accumulation unit value at end of year	$23.00	$19.71	$16.99	$15.03	$19.35
Total return	16.69%	16.01%	13.04%	(22.33)%	12.37%
Net assets, end of year (000’s)	$11,988	$10,547	$9,411	$8,633	$11,191
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$18.95	$16.36	$14.51	$18.71	$16.69
Net Investment Income (Loss) [A]	(0.24)	0.28	(0.01)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on securities	3.36	2.31	1.86	(4.04)	2.19
Net increase (decrease) in accumulation unit value	3.12	2.59	1.85	(4.20)	2.02
Accumulation unit value at end of year	$22.07	$18.95	$16.36	$14.51	$18.71
Total return	16.46%	15.83%	12.75%	(22.45)%	12.10%
Net assets, end of year (000’s)	$1,317	$1,134	$1,079	$953	$1,227
Expenses to average net assets [B]	2.23%	2.31%	2.27%	2.12%	2.21%
Net investment income (loss) to average net assets	(1.20)%	(1.22)%	(0.14)%	(0.74)%	10.55%
Portfolio turnover rate	3.07%	2.51%	6.37%	4.35%	7.28%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	29	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$19.02	$16.96	$15.29	$19.18	$17.64
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.65	1.20	1.14	(4.08)	1.57
Net increase (decrease) in accumulation unit value	2.65	2.06	1.67	(3.89)	1.54
Accumulation unit value at end of year	$21.67	$19.02	$16.96	$15.29	$19.18
Total return	13.93%	12.15%	10.92%	(20.28)%	8.73%
Net assets, end of year (000’s)	$27,366	$27,497	$29,380	$28,262	$38,423
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$18.28	$16.34	$14.76	$18.55	$17.10
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.51	1.08	1.05	(3.98)	1.48
Net increase (decrease) in accumulation unit value	2.51	1.94	1.58	(3.79)	1.45
Accumulation unit value at end of year	$20.79	$18.28	$16.34	$14.76	$18.55
Total return	13.73%	11.87%	10.70%	(20.43)%	8.48%
Net assets, end of year (000’s)	$2,776	$3,476	$5,385	$5,290	$6,369
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	30	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$18.66	$16.69	$15.09	$18.96	$17.49
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.55	1.11	1.07	(4.06)	1.50
Net increase (decrease) in accumulation unit value	2.55	1.97	1.60	(3.87)	1.47
Accumulation unit value at end of year	$21.21	$18.66	$16.69	$15.09	$18.96
Total return	13.67%	11.80%	10.60%	(20.41)%	8.40%
Net assets, end of year (000’s)	$7,369	$7,682	$8,511	$8,311	$10,326
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$18.01	$16.13	$14.61	$18.41	$17.01
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.42	1.02	0.99	(3.99)	1.43
Net increase (decrease) in accumulation unit value	2.42	1.88	1.52	(3.80)	1.40
Accumulation unit value at end of year	$20.43	$18.01	$16.13	$14.61	$18.41
Total return	13.44%	11.66%	10.40%	(20.64)%	8.23%
Net assets, end of year (000’s)	$885	$918	$872	$882	$1,143
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	31	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$17.06	$15.30	$13.87	$17.49	$16.18
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.28	0.90	0.90	(3.81)	1.34
Net increase (decrease) in accumulation unit value	2.28	1.76	1.43	(3.62)	1.31
Accumulation unit value at end of year	$19.34	$17.06	$15.30	$13.87	$17.49
Total return	13.36%	11.50%	10.31%	(20.70)%	8.10%
Net assets, end of year (000’s)	$1,327	$1,829	$1,047	$1,137	$1,367
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$16.40	$14.74	$13.39	$16.92	$15.68
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.15	0.80	0.82	(3.72)	1.27
Net increase (decrease) in accumulation unit value	2.15	1.66	1.35	(3.53)	1.24
Accumulation unit value at end of year	$18.55	$16.40	$14.74	$13.39	$16.92
Total return	13.11%	11.26%	10.08%	(20.86)%	7.91%
Net assets, end of year (000’s)	$89	$79	$82	$97	$582
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	32	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$18.64	$16.65	$15.03	$18.86	$17.37
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.58	1.13	1.09	(4.02)	1.52
Net increase (decrease) in accumulation unit value	2.58	1.99	1.62	(3.83)	1.49
Accumulation unit value at end of year	$21.22	$18.64	$16.65	$15.03	$18.86
Total return	13.84%	11.95%	10.78%	(20.31)%	8.58%
Net assets, end of year (000’s)	$2,185	$1,971	$1,772	$1,702	$2,201
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$17.92	$16.03	$14.50	$18.24	$16.83
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.44	1.03	1.00	(3.93)	1.44
Net increase (decrease) in accumulation unit value	2.44	1.89	1.53	(3.74)	1.41
Accumulation unit value at end of year	$20.36	$17.92	$16.03	$14.50	$18.24
Total return	13.62%	11.79%	10.55%	(20.50)%	8.38%
Net assets, end of year (000’s)	$157	$138	$124	$168	$209
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	33	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$17.75	$15.88	$14.38	$18.09	$16.70
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.40	1.01	0.97	(3.90)	1.42
Net increase (decrease) in accumulation unit value	2.40	1.87	1.50	(3.71)	1.39
Accumulation unit value at end of year	$20.15	$17.75	$15.88	$14.38	$18.09
Total return	13.52%	11.78%	10.43%	(20.51)%	8.32%
Net assets, end of year (000’s)	$5,815	$5,939	$5,832	$6,092	$8,809
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$17.06	$15.30	$13.87	$17.49	$16.18
Net Investment Income (Loss) [A]	1.00	0.86	0.53	0.19	(0.03)
Net realized and unrealized gains (losses) on securities	1.28	0.90	0.90	(3.81)	1.34
Net increase (decrease) in accumulation unit value	2.28	1.76	1.43	(3.62)	1.31
Accumulation unit value at end of year	$19.34	$17.06	$15.30	$13.87	$17.49
Total return	13.36%	11.50%	10.31%	(20.70)%	8.10%
Net assets, end of year (000’s)	$1,853	$1,669	$1,688	$1,721	$2,348
Expenses to average net assets [B]	2.15%	2.18%	2.12%	2.02%	2.09%
Net investment income (loss) to average net assets	(0.21)%	(0.13)%	0.53%	(0.19)%	8.16%
Portfolio turnover rate	1.63%	3.39%	2.93%	4.43%	4.76%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	34	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$12.10	$11.90	$10.98	$13.82	$13.03
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.47	(0.30)	0.03	(3.05)	0.59
Net increase (decrease) in accumulation unit value	2.97	0.20	0.92	(2.84)	0.79
Accumulation unit value at end of year	$15.07	$12.10	$11.90	$10.98	$13.82
Total return	24.55%	1.68%	8.38%	(20.55)%	6.06%
Net assets, end of year (000’s)	$2,257	$2,020	$2,282	$2,066	$2,468
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$11.63	$11.47	$10.60	$13.36	$12.63
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.33	(0.34)	(0.02)	(2.97)	0.53
Net increase (decrease) in accumulation unit value	2.83	0.16	0.87	(2.76)	0.73
Accumulation unit value at end of year	$14.46	$11.63	$11.47	$10.60	$13.36
Total return	24.33%	1.39%	8.21%	(20.66)%	5.78%
Net assets, end of year (000’s)	$175	$142	$137	$132	$608
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	35	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$11.87	$11.71	$10.83	$13.66	$12.92
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.39	(0.34)	(0.01)	(3.04)	0.54
Net increase (decrease) in accumulation unit value	2.89	0.16	0.88	(2.83)	0.74
Accumulation unit value at end of year	$14.76	$11.87	$11.71	$10.83	$13.66
Total return	24.35%	1.37%	8.13%	(20.72)%	5.73%
Net assets, end of year (000’s)	$1,146	$1,106	$1,289	$1,551	$2,049
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$11.45	$11.32	$10.49	$13.26	$12.57
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.26	(0.37)	(0.06)	(2.98)	0.49
Net increase (decrease) in accumulation unit value	2.76	0.13	0.83	(2.77)	0.69
Accumulation unit value at end of year	$14.21	$11.45	$11.32	$10.49	$13.26
Total return	24.10%	1.15%	7.91%	(20.89)%	5.49%
Net assets, end of year (000’s)	$232	$186	$209	$306	$384
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	36	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$10.85	$10.74	$9.96	$12.60	$11.96
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.10	(0.39)	(0.11)	(2.85)	0.44
Net increase (decrease) in accumulation unit value	2.60	0.11	0.78	(2.64)	0.64
Accumulation unit value at end of year	$13.45	$10.85	$10.74	$9.96	$12.60
Total return	23.96%	1.02%	7.83%	(20.95)%	5.35%
Net assets, end of year (000’s)	$353	$292	$286	$266	$301
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$10.43	$10.34	$9.61	$12.19	$11.59
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	1.97	(0.41)	(0.16)	(2.79)	0.40
Net increase (decrease) in accumulation unit value	2.47	0.09	0.73	(2.58)	0.60
Accumulation unit value at end of year	$12.90	$10.43	$10.34	$9.61	$12.19
Total return	23.68%	0.87%	7.60%	(21.16)%	5.18%
Net assets, end of year (000’s)	$20	$16	$16	$15	$16
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	37	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$11.86	$11.68	$10.79	$13.59	$12.83
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.40	(0.32)	(0.00)	(3.01)	0.56
Net increase (decrease) in accumulation unit value	2.90	0.18	0.89	(2.80)	0.76
Accumulation unit value at end of year	$14.76	$11.86	$11.68	$10.79	$13.59
Total return	24.45%	1.54%	8.25%	(20.60)%	5.92%
Net assets, end of year (000’s)	$99	$85	$82	$76	$176
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$11.40	$11.25	$10.41	$13.14	$12.43
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.26	(0.35)	(0.05)	(2.94)	0.51
Net increase (decrease) in accumulation unit value	2.76	0.15	0.84	(2.73)	0.71
Accumulation unit value at end of year	$14.16	$11.40	$11.25	$10.41	$13.14
Total return	24.21%	1.33%	8.07%	(20.78)%	5.71%
Net assets, end of year (000’s)	$13	$11	$11	$10	$12
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	38	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$11.29	$11.15	$10.32	$13.03	$12.34
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.23	(0.36)	(0.06)	(2.92)	0.49
Net increase (decrease) in accumulation unit value	2.73	0.14	0.83	(2.71)	0.69
Accumulation unit value at end of year	$14.02	$11.29	$11.15	$10.32	$13.03
Total return	24.18%	1.26%	8.04%	(20.80)%	5.59%
Net assets, end of year (000’s)	$535	$430	$564	$926	$1,226
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$10.85	$10.74	$9.96	$12.60	$11.96
Net Investment Income [A]	0.50	0.50	0.89	0.21	0.20
Net realized and unrealized gains (losses) on securities	2.10	(0.39)	(0.11)	(2.85)	0.44
Net increase (decrease) in accumulation unit value	2.60	0.11	0.78	(2.64)	0.64
Accumulation unit value at end of year	$13.45	$10.85	$10.74	$9.96	$12.60
Total return	23.96%	1.02%	7.83%	(20.95)%	5.35%
Net assets, end of year (000’s)	$300	$261	$286	$280	$347
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%
Net investment income (loss) to average net assets	(1.27)%	(2.03)%	(0.16)%	(0.76)%	3.30%
Portfolio turnover rate	2.99%	6.08%	2.83%	8.01%	8.03%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	39	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.40%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$7.55	$7.50	$7.33	$7.40	$7.55
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.32	0.19	0.22	0.25	0.39
Net increase (decrease) in accumulation unit value	0.11	0.05	0.17	(0.07)	(0.15)
Accumulation unit value at end of year	$7.66	$7.55	$7.50	$7.33	$7.40
Total return	1.46%	0.67%	2.32%	(0.95)%	(1.99)%
Net assets, end of year (000’s)	$1,092	$1,200	$1,212	$1,396	$1,385
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$7.27	$7.24	$7.08	$7.17	$7.33
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.31	0.17	0.21	0.23	0.38
Net increase (decrease) in accumulation unit value	0.10	0.03	0.16	(0.09)	(0.16)
Accumulation unit value at end of year	$7.37	$7.27	$7.24	$7.08	$7.17
Total return	1.38%	0.41%	2.26%	(1.26)%	(2.18)%
Net assets, end of year (000’s)	$149	$213	$453	$478	$502
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	40	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.65%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$7.46	$7.43	$7.28	$7.37	$7.53
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.31	0.17	0.20	0.23	0.38
Net increase (decrease) in accumulation unit value	0.10	0.03	0.15	(0.09)	(0.16)
Accumulation unit value at end of year	$7.56	$7.46	$7.43	$7.28	$7.37
Total return	1.34%	0.40%	2.06%	(1.22)%	(2.12)%
Net assets, end of year (000’s)	$226	$272	$315	$285	$821
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$7.01	$7.00	$6.87	$6.97	$7.14
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.29	0.15	0.18	0.22	0.37
Net increase (decrease) in accumulation unit value	0.08	0.01	0.13	(0.10)	(0.17)
Accumulation unit value at end of year	$7.09	$7.01	$7.00	$6.87	$6.97
Total return	1.14%	0.14%	1.89%	(1.43)%	(2.38)%
Net assets, end of year (000’s)	$22	$22	$69	$130	$60
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	41	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, C Share, M&E 1.95%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$6.81	$6.80	$6.68	$6.78	$6.96
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.27	0.15	0.17	0.22	0.36
Net increase (decrease) in accumulation unit value	0.06	0.01	0.12	(0.10)	(0.18)
Accumulation unit value at end of year	$6.87	$6.81	$6.80	$6.68	$6.78
Total return	0.88%	0.15%	1.80%	(1.47)%	(2.59)%
Net assets, end of year (000’s)	$356	$436	$416	$448	$411
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$6.55	$6.56	$6.45	$6.57	$6.75
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.26	0.13	0.16	0.20	0.36
Net increase (decrease) in accumulation unit value	0.05	(0.01)	0.11	(0.12)	(0.18)
Accumulation unit value at end of year	$6.60	$6.55	$6.56	$6.45	$6.57
Total return	0.76%	(0.15)%	1.71%	(1.83)%	(2.67)%
Net assets, end of year (000’s)	$159	$161	$165	$166	$172
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	42	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.50%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$7.41	$7.37	$7.20	$7.28	$-
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.31	0.18	0.22	0.24	7.82
Net increase (decrease) in accumulation unit value	0.10	0.04	0.17	(0.08)	7.28
Accumulation unit value at end of year	$7.51	$7.41	$7.37	$7.20	$7.28
Total return	1.35%	0.54%	-%	-%	-%
Net assets, end of year (000’s)	$17	$10	$58	$57	$1
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$7.13	$7.11	$6.97	$7.05	$7.22
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.30	0.16	0.19	0.24	0.37
Net increase (decrease) in accumulation unit value	0.09	0.02	0.14	(0.08)	(0.17)
Accumulation unit value at end of year	$7.22	$7.13	$7.11	$6.97	$7.05
Total return	1.26%	0.28%	2.01%	(1.13)%	(2.35)%
Net assets, end of year (000’s)	$8	$7	$7	$7	$3
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	43	Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.75%
	Year Ending Dec. 31, 2025	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021
Accumulation unit value at beginning of year	$7.14	$7.12	$6.98	$7.07	$7.24
Net Investment (Loss) [A]	(0.21)	(0.14)	(0.05)	(0.32)	(0.54)
Net realized and unrealized gains on securities	0.29	0.16	0.19	0.23	0.37
Net increase (decrease) in accumulation unit value	0.08	0.02	0.14	(0.09)	(0.17)
Accumulation unit value at end of year	$7.22	$7.14	$7.12	$6.98	$7.07
Total return	1.12%	0.28%	2.01%	(1.27)%	(2.35)%
Net assets, end of year (000’s)	$37	$52	$130	$531	$390
Expenses to average net assets [B]	4.35%	4.29%	3.50%	2.53%	2.39%
Net investment income (loss) to average net assets	(0.41)%	0.83%	1.22%	(1.24)%	(2.12)%
Portfolio turnover rate	58.71%	88.53%	42.16%	98.58%	29.32%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulation unit at the beginning and end of year, divided by the number of accumulation units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	44	Annual Report 2025

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1.	ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”), a wholly owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly owned subsidiary of Universal Group, Inc. (“UNIGR”). ULICO is domiciled in Puerto Rico and operates under the provisions of the Puerto Rico Insurance Code. The Separate Account was established in March 2007 to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act.

The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows:

Subaccounts

Fortune V Separate Account - Universal VIA Conservative Allocation (“VIA Conservative Alloc”)

Fortune V Separate Account - Universal VIA Moderate Allocation (“VIA Moderate Alloc”)

Fortune V Separate Account - Universal VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”)

Fortune V Separate Account - Universal VIA Growth Allocation (“VIA Growth Alloc”)

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”)

Fortune V Separate Account - Universal Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO’s assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Subaccounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which may require the use of estimates made by management and evaluation of subsequent events. The Separate Account follows investment company accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Section (“ASC”) 946, Financial Services – Investment Companies.

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

Net Assets: Net assets reflect the fair value of the Separate Account’s investments and other assets less liabilities. All elements of equity (capital and distributable earnings) are aggregated in a single line, pursuant to ASC 946-20-50-14, presented as net assets in the statements of assets and liabilities.

Unit transactions: In accordance with ASC Topic 946, capital share transactions are recorded at the transaction amount and include all cash received or paid related to the issuance and redemption of units, as presented in the statements of changes in net assets.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

45

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Segment Reporting: Each Subaccount within the Separate Account represents a single operating segment pursuant to FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The financial information in the form of the Subaccount’s portfolio composition, total return, expense ratios and changes in net assets (i.e. changes in net assets resulting from operations, subscriptions and redemptions) is reviewed by the Separate Account’s chief operating decision maker (CODM) to assess the Subaccounts’ performance in comparison to the Subaccounts’ benchmarks and to make resource allocation decisions for the Subaccounts’ single segment is consistent with the information presented in these financial statements. The Principal Executive Officer and the Portfolio Construction Manager act as the CODM of the Subaccounts. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant expenses are listed on the accompanying Statement of Operations.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Separate Account are automatically reinvested in shares of the Separate Account when paid. Dividend income is recognized on the ex-dividend date.

Adopted accounting standards: In March 2024, the FASB issued ASU 2024-02, Codification Improvements – Amendments to Remove References to Concepts Statements, to facilitate Accounting Standards Codification (the “Codification”) updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or structure of guidance, and other minor improvements. The amendments in this update affect a variety of Topics in the Codification. The amendments in this update are effective for annual periods beginning after December 15, 2025. Entities are permitted to early adopt these amendments. The Separate Account adopted this guidance as of December 31, 2025, which had no material impact to these financial statements.

3.	INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. Each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. All of the investments of the Separate Account have a Level 1 fair value hierarchy classification at December 31, 2025, which is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments. There were no Level 3 investments at the beginning and/or end of the year.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

46

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4.	RISK AND UNCERTAINTIES

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may be affected adversely and negatively impact a Subaccount’s performance.

Because ULICO’s business is written in Puerto Rico, ULICO’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of ULICO’s policyholders, which would result in significantly increased losses to ULICO. However, ULICO’s reinsurance program reduces to its net exposure in any such catastrophe.

Other matters: ULICO and its affiliates are parties to various legal proceedings that originated in the normal course of business. None of these proceedings would be likely to have a material adverse effect, if any, upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

5.	FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of UNIGR and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the net assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the year ended December 31, 2025. Advisory fees due to UFS as of December 31, 2025 amounted to $197,815 for all Subaccounts. The advisory fees due by each Subaccount is included as accrued expenses in the accompanying statements of assets and liabilities.

A daily charge from the net assets in each variable investment option is assessed by ULICO to compensate for operational expenses of the Separate Account, a portion of which relates to mortality and expense risks. The daily charge on an annualized basis may be 1.40%, 1.75% or 1.95% based on the contract class. Mortality and expense charges due to ULICO as of December 31, 2025 amounted to $13,737 and is included as units redeemed in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receive compensation from the Subaccounts. During the year ended December 31, 2025 ULICO paid a total of $34,000 in fees to the members of the Board.

During the year ended December 31, 2025, the Subaccounts incurred no brokerage commissions on security transactions.

6.	PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2025, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccounts	Purchases of Securities	Sale of Securities
Universal VIA Conservative Allocation	$15,714,826	$21,556,355
Universal VIA Moderate Allocation	56,264,258	84,390,931
Universal VIA Moderate Growth Allocation	6,181,227	13,331,740
Universal VIA Growth Allocation	3,569,638	4,311,643
Universal VIA International Moderate Growth Allocation	448,188	928,799
Universal Money Market	1,411,491	1,751,361

47

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

7.	INCOME TAXES

The operations of the Separate Account are included in the operations of ULICO. Based on current tax law, ULICO does not incur any income tax on the earnings or realized capital gains attributable to the Separate Account. As a result, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Separate Account concluded that there are no uncertain tax positions. Uncertain tax positions are recognized if it is “more likely than not” that the position will be sustained assuming an examination by the tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of December 31 of each calendar year is reported and fully paid by ULICO. This special tax is payable to the Puerto Rico Treasury Department. Special tax corresponding to the year ended December 31, 2025 amounted to $324,880 and is included in units redeemed in the accompanying Statements of Changes in Net Assets.

8.	SUBSEQUENT EVENT

The Company has evaluated all subsequent events through February 25, 2026, the date the financial statements were issued. No events have occurred subsequent to December 31, 2025 that would require recognition or disclosure in the financial statements.

48

Report of Independent Registered Public Accounting Firm To the Shareholders and Board of Directors of Fortune V Separate Account:

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities of Fortune V Separate Account (“Fortune V”) (comprising Fortune V Separate Account – Universal VIA Conservative Allocation, Fortune V Separate Account – Universal VIA Moderate Allocation, Fortune V Separate Account – Universal VIA Moderate Growth Allocation, Fortune V Separate Account – Universal VIA Growth Allocation, Fortune V Separate Account – Universal VIA International Moderate Growth Allocation, Fortune V Separate Account – Universal VIA Money Market) (collectively referred to as the “Subaccounts”) including the schedules of investments as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the three years in the period then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Fortune V Separate Account as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial statements of Fortune V for the years ended December 31, 2022 to December 31, 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 24, 2023.

Basis for opinion

These financial statements are the responsibility of Fortune V’s management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to Fortune V in accordance with the U.S. federal securities laws and the applicable rules and regulations of Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Fortune V is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of Fortune V’s internal control over financial reporting. Accordingly, we express no such opinion.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as Fortune V’s auditor since 2023.

/s/ Grant Thornton Puerto Rico LLP San Juan, Puerto Rico, February 25, 2026.

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Management of the Trust

Board Members and Officers

(Unaudited)

The members of the Board (“Board Members”) and executive officers of the Trust are listed below.

BOARD MEMBERS

The Board of Directors was created on the effective date of the Separate Account registration with the SEC in May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Separate Account’s Board Members and Officers is available in the Separate Account’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their birth year, their positions with the Trust, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Manuel O. Morera, CPA (1956)	Member, Board	Since 2021	Certified Public Accountant, tax and business advisor as a sole practitioner	6	None

Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV CPA, LLC (accounting firm), Managing Director and Certified Public Accountant.	6	None

The members of the Board listed above are not “interested persons” of the Variable Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Waldemar Fabery- Villaespesa* (1965)	Member, Board	Since 2021	Counsel, Toro Colón Mullet, P.S.C., a legal services firm	6	None

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.
*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Variable Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

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(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nancy Martinez (1965)	Chief Compliance Officer	Since 2022

Compliance Director of Universal Life Insurance Company and Chief Compliance Officer of Universal Financial Services. Previously Principal Operations Officer at Citi International Financial Services LLC with 25 plus years of experience in the Financial Investment industry. Currently holds Series 7, 9/10, 66, 24, and 27 licenses.

Jose C. Benítez (1975)	President	Since 2021	President of Universal Life Insurance Company and Universal Financial Services (2006). Previously Senior Account Manager, Manulife Financial - with 25 plus years of financial services experience. Series 7 & 24 Licenses, FLMI Designation.

Roberto J. Martínez, CPA (1964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Inc., Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

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(b)	The following is a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule:

AN IMPORTANT NOTICE TO SHAREHOLDERS

ANNUAL REPORT IS NOW AVAILABLE ONLINE

(AND IN PRINT BY REQUEST)

UNIVERSAL LIFE INSURANCE COMPANY

FORTUNE V SEPARATE ACCOUNT

Universal Life Insurance Company (“ULICO”) has posted the most current version of the Fortune V Report to Shareholders in its website at the following link:

https://www.universallifepr.com/ULICOPortal/VIA.aspx

Fortune V Account, comprised of Universal VIA Asset Allocation Portfolios also known as Subaccounts, is a separate account established by ULICO and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount’s underlying investments are mutual funds, based on specific asset allocation objectives.

The Report to Shareholders contains important information about the Fortune V Separate Account, including its portfolio holdings and financial statements. We encourage you to access and review the Report online and review each Subaccount’s investments. You can also download the Report for your convenience. Once you access the link https://www.universallifepr.com/ULICO Portal/VIA.aspx, you will find the following documents for further reference:

-	Current Report to Shareholders for the period ended December 31st, 2025
-	Schedule of Investments as of 9/30/2025
-	Prior Report to Shareholders for the period ended June 30th, 2025
-	Schedule of Investments as of 3/31/2025
-	Fortune V Separate Account Full Prospectus

Online access is the regular delivery method going forward; however, you can request, at no cost, paper copies via regular mail or pdf copies via e-mail at any time. However, if you wish to receive printed copies (regular mail) or pdf copies (via e-mail) of THIS and/or any future Shareholder Report or other materials about Fortune V, please write to us at:

UNIVERSAL LIFE INSURANCE COMPANY

Annuities Department

PO Box 2145

San Juan, PR 00922-2145

Or call us at:

(787) 706-7095

Item 2. Code of Ethics.

(a)	Fortune V Separate Account (the “Fund” or the “Registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b)	No disclosures are required by this Item 2(b).

(c)	The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d)	There have been no waivers granted by the Fund to individuals covered by the Code during the reporting period for Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code is incorporated herein by reference as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1)	The Board of Directors of the Fund has determined that it has an audit committee financial expert serving on the Fund’s Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(2)	The names of the audit committee financial experts are Francisco Perdomo and Manuel Morera. Messrs. Perdomo and Morera have been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Grant Thornton Puerto Rico LLP (“GT”, formerly known as “Kevane Grant Thornton LLP”) serves as the independent registered public accounting firm for the Registrant and has been engaged to perform audit services, audit-related services, tax services or other services to the Registrant.

(a)	AUDIT FEES: For the fiscal years ended December 31, 2024 and December 31, 2025, the aggregate fees billed for professional services rendered by GT for the audit of the Registrant’s annual financial statements or for services that are normally provided by GT in connection with statutory and regulatory filings or engagements were $42,000 and $44,100, respectively.

(b)	AUDIT RELATED FEES: For the fiscal years ended December 31, 2024 and December 31, 2025, no such fees were billed to the Registrant by GT.

(c)	TAX FEES: For the fiscal years ended December 31, 2024 and December 31, 2025, no such fees were billed to the Registrant by GT.

(d)	ALL OTHER FEES: For the fiscal years ended December 31, 2024 and December 31, 2025, no such fees were billed to the Registrant by GT.

(e)	(1)	The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	100%

(d)	Not applicable

(f)	Not applicable.

(g)	For the fiscal years ended December 31, 2024 and December 31, 2025, the aggregate fees billed by GT for non-audit services rendered to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were $0 and $0, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the authority to vote proxies to Universal Life and has authorized Universal Life to delegate proxy voting authority to Universal Financial Services, Inc. Based on the structure of the Registrant, it is not anticipated that it will receive any matters subject to a proxy vote. To the extent required by law, Universal Life will vote the underlying fund portfolios’ shares held by the Registrant at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

The following provides biographical information about the Portfolio Managers, who are primarily responsible for the day-to-day portfolio management of the Fund as of December 31, 2025:

Universal Life and the investment adviser have contracted with Morningstar Investment Management LLC, (the “Portfolio Construction Manager”) to construct the portfolios in the Registrant. The Portfolio Construction Managers for the Registrant are:

Michael Stout is a portfolio manager for Morningstar Investments Management LLC and a member of the Asset Allocation Committee. He focuses on asset-allocation strategies employing mutual funds and ETFs, and co-manages two mutual funds at the firm. Mike was an original member of the Morningstar Investment Management Group’s predecessor organization in 1998.

Dominic Pappalardo is a Senior Portfolio Manager for Morningstar Investment Management LLC. Mr. Pappalardo has oversight responsibilities for managing the Institutional Solutions Group, which delivers customized solutions for institutional and third-party platform clients. Prior to joining Morningstar in 2020, he spent 19 years working in all aspects of fixed income portfolio management at McDonnell Investment Management, an affiliate of Natixis Investment Managers.

(a)(2)	The following table provides information about portfolios and accounts, other than the Registrant, for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management as of December 31, 2025:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Stout	5	$323,206,005	None	None	40	$2,041,300
Dominic Pappalardo	5	$323,206,005	None	None	0	$0

(a)(3)	Morningstar Investment Management LLC’s portfolio managers and their team members who are responsible for the day-to-day management of a portfolio are paid a base salary plus a discretionary bonus. The salary is set at a fixed amount and is determined by Morningstar Investment Management’s management team and managers of the employees. The bonus is fully or partially determined by a combination of the Investment Management’s business unit’s overall revenue and profitability, Morningstar, Inc.’s overall annual revenue and profitability, and the individual’s contribution to the business unit. For most portfolio managers and their team members, part of their bonus is also based on select managed portfolio investment performance and risk metrics versus a corresponding benchmark over specified three-, five-, and/or seven-year periods. Benchmarks are used as a measure of investment performance and are chosen by senior personnel and approved by the Investment Management business unit’s Global Investment Policy Committee’s Regional Investment Policy Committee. To mitigate the conflict of interest that could arise from partially basing an employee’s bonus on performance of a select portfolio or portfolios, all investment decisions made within a portfolio must be peer reviewed by a regional governance body within the Regional Investment Policy Committee, which includes asset allocation committees, manager selection committees, and portfolio construction (peer review) committees.

(a)(4)	The following table sets forth the dollar range of equity securities beneficially owned by the Portfolio Managers of the Portfolios in the Registrant as of December 31, 2025:

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Michael Stout	None
Dominic Pappalardo	None

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 19(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORTUNE V SEPARATE ACCOUNT

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	March 10, 2026

By:	/s/ Roberto J. Martinez
Roberto J. Martinez
Principal Financial Officer & Secretary

Date:	March 10, 2026